Commitment and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Future Minimum Lease Payments under Non-cancelable Operating Leases

The details of future minimum lease payments under non-cancelable operating leases as at March 31, 2019 are as follows:

Operating lease
Less than 1 year	$30,505
1-3 years	54,534
3-5 years	41,951
More than 5 years	34,929

Total minimum lease payments	$161,919